LEASE LIABILITIES	12 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
LEASE LIABILITIES [Text Block]

14. LEASE LIABILITIES

Reconciliation of movements of lease liabilities to cash flows arising from financing activities:

	2021	2020
Balance, beginning of year	$2,292	$3,532
New leases	79	33
Interest expense	91	144
Interest paid	(91)	(144)
Payment of principal portion of lease liabilities	(1,231)	(1,293)
Effect of changes in foreign exchange rates	23	20
Balance, end of year	$1,163	$2,292

During 2021, the expense related to variable lease payments not included in the measurement of lease obligations was $881 (2020 - $835).

The following table sets out a maturity analysis of lease payments, showing the undiscounted lease payments to be made as at December 31, 2021 and 2020:

	2021	2020
Year 1	$1,165	$1,243
Year 2	19	1,138
Year 3	9	19
Year 4	-	9
Year 5+	-	-
Total undiscounted lease payments	$1,193	$2,409

Carrying value of lease liabilities	$1,163	$2,292